Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	FibroBiologics, Inc.
Entity Central Index Key	0001958777
Entity Primary SIC Number	2834
Entity Tax Identification Number	86-3329066
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	455 E. Medical Center Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77598
City Area Code	(281)
Local Phone Number	671-5150
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	455 E. Medical Center Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77598
City Area Code	(281)
Local Phone Number	671-5150
Contact Personnel Name	Pete O’Heeron